Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

27. Provisions

	Current liabilities		Non-current liabilities
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Provisions for litigation (note 28)	93	87	1,012	1,004
Employee postretirement obligations (note 29)	99	103	1,533	2,271
Payroll, related charges and other remunerations	816	877	—	—
Onerous contracts (note 19)	37	58	874	838
Provision related to VNC sale (note 15)	—	500	—	—
Others	—	39	—	—
Provisions	1,045	1,664	3,419	4,113

Accounting policy

The long-term liability is discounted at presented value using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability and the unwinds are recorded in the income statement and is reduced by payments. The accrued amounts of these obligations are not deducted from the potential costs covered by insurance or indemnities.